INCOME TAXES - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net loss carryforward	¥ 1,091	¥ 1,289
Deferred revenue	562	454
Long-term assets	485	399
Bad debt provision	80	80
Accrued payroll	110
Accrued payroll		(10)
Other accrued expenses		74
Other accrued expenses	(12)
Others	133	231
Valuation allowance	(718)	(675)	¥ (731)
Total deferred tax assets	1,731	1,842
Deferred tax liabilities:
Fair value adjustment for Building, land use rights and identified intangible assets due to acquisition	1,400	1,593
Others	5	51
Withholding tax	191
Total deferred tax liabilities	1,596	1,644
Net deferred tax assets	135	198
Analysis as:
Deferred tax assets	1,054	1,043
Deferred tax liabilities	919	845
Net deferred tax assets	135	198
Movement of the valuation allowance
Balance at the beginning of the year	(675)	(731)	(466)
Provided	(271)	(145)	(338)
Reversed	177	165	41
Written off	51	36	32
Balance at the end of the year	¥ (718)	¥ (675)	¥ (731)